DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT	DEBT
Long-term and short-term debt was as follows:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Total long-term debt and short-term debt	1,061,084	1,138,302
Less: current portion of long-term debt and short-term debt	(194,413)	(180,065)
Long-term debt(1)	866,671	958,237

(1) The amounts presented in the table above, are net of the deferred charges amounting to $5.6 million as of December 31, 2023 (December 31, 2022: $6.2 million).

Our outstanding gross debt as of December 31, 2023 was repayable as follows:

	Successor
(in thousands of $)	CoolCo debt	VIE debt (1)	Total debt
2024	116,852	79,453	196,305
2025	76,851	—	76,851
2026	76,851	—	76,851
2027	409,706	—	409,706
2028 and thereafter	306,934	—	306,934
Total	987,194	79,453	1,066,647
Deferred finance charges	(5,563)	—	(5,563)
Total	981,631	79,453	1,061,084
(1) These amounts relate to certain lessor VIE entities (see Note 5).

Debt is comprised of the following:

	Successor		Maturity date
(in thousands of $)	December 31, 2023	December 31, 2022
Senior Secured Sustainability Linked Amortizing Term Loan	485,303	540,388	February 2027
$520.0 million term loan facility	461,891	500,630	May 2029
Newbuild Vessel pre-delivery facility	40,000	—	Expected by the end of 2024
CoolCo Debt	987,194	1,041,018
ICBCL VIE loans:
- Golar Kelvin facility	64,758	74,400	January 2025
- Golar Ice facility	14,695	29,070	January 2025
Total debt (gross)	1,066,647	1,144,488
Deferred finance charges	(5,563)	(6,186)
Total debt	1,061,084	1,138,302

Senior Secured Sustainability Linked Amortizing Term Loan

On February 17, 2022, we entered into a Senior Secured Sustainability Linked Amortizing term loan (the "$570 million bank facility"), which refinanced six of the Original Vessels acquired from Golar, of up to $570.0 million with a maturity date of February 2027 and an initial interest rate of the Secured Overnight Financing Rate ("SOFR") plus 275 basis points with a syndicate of banks, which CoolCo drew-down contemporaneously with the acquisition. The margin will decrease 5 basis points if specified sustainability performance targets with respect to vessel efficiency ratios are met or increase 5 basis points if such targets are not met. Such targets lower each year from 2022 to 2026. In relation to the vessel disposal on March 22, 2023, we made a prepayment of $88.0 million of debt associated with the Golar Seal.

On June 28, 2023, lender approval was granted for an increase in the debt principal amount of $70 million and a reduction in the $570 million bank facilities interest rate margin from 275 basis points to 225 basis points. The additional debt funding was drawn on June 30, 2023, to fund the conversion of five vessels, including retrofits of sub-coolers for LNG boil-off reliquefaction. The changes in terms of the debt were assessed and accounted for as a debt modification.
As of December 31, 2023, the balance outstanding under the $570 million bank facility amounted to $485.3 million.

$520.0 million term loan facility

On November 10, 2022, in connection with the MSA CoolCo assumed the $520.0 million term loan facility (the "$520 million term loan facility") secured by the four SPVs related to the acquired LNG carriers, Kool Orca, Kool Firn, Kool Boreas and Kool Baltic. The facility matures in May 2029 and carries interest based on SOFR plus a margin of 200 basis points. As of December 31, 2023, the balance outstanding under the $520.0 million term loan facility amounted to $461.9 million. Pursuant to this facility, CoolCo entered into a guarantee in favor of the lenders.

Newbuild Vessel pre-delivery facility

In October 2023, we entered into agreements with Huaxia Financial Leasing Co. Ltd ("Huaxia") for a pre-delivery credit facility and post-delivery sale and leaseback financing for the Kool Tiger and Kool Panther newbuild vessels (Note 13) scheduled to be delivered to CoolCo towards the end of 2024 from Hyundai Samho Heavy Industries in Republic of Korea.

Under the pre-delivery credit facility, we entered into an agreement with Huaxia to lend us a minimum of 20% and subject to the Company entering into a committed charter contract up to 32.5% of the shipyard price for the Newbuild Vessels. This pre-delivery credit facility is non-amortizing with the principal payable upon delivery of each Newbuild Vessel and the sale of the Newbuild Vessels to a subsidiary of Huaxia under the sale and leaseback arrangement. The pre-delivery facility bears an initial interest rate of SOFR plus a fixed rate of 260 basis points. As of December 31, 2023, $40.0 million was drawn under the pre-delivery credit facility. As of December 31, 2023, we were in compliance with the financial covenants and obligations under the facility agreement.

Debt restrictions

Many of our debt agreements contain operating and financing restrictions and covenants, which require compliance with certain financial ratios. Such ratios include, but are not limited to, current assets to current liabilities, minimum net worth, minimum value-adjusted equity ratio and minimum free cash restrictions. Further, dividend payments are subject to compliance with such financial covenants and no existing events of default.

As of December 31, 2023, we were in compliance with all our covenants under our existing debt and lease agreements.